SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)						1 Months Ended		12 Months Ended
		Mar. 20, 2025	Mar. 10, 2025	Sep. 01, 2024	May 01, 2023	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expenses								$ 40	$ 12,285
Loan receivables from non-related parties	[1]							2,000,000	2,200,000
Other receivables from non-related parties	[2]							3,053,784	3,000,000
Total prepaid expenses and other current assets								5,053,824	$ 5,212,285
Business consideration					$ 120,000
Original Loan Agreement [Member] | Honor Star Ventures Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest payments								100,000
Server Procurement Project Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total price consideration				$ 2,000,000
Total price consideration								$ 1,000,000
Server Procurement Project Contract [Member] | Contract Termination [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from advance payment		$ 1,000,000
Share Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business consideration, shares			$ 16,000
Business consideration			$ 160,000			$ 80,000	$ 80,000

[1]	On December 12, 2023, considering the potential business cooperation prospects with Honor Star Ventures Limited in Hong Kong, our holding company MFH Cayman agreed to provide a loan of $2 million to Honor Star Ventures Limited, with a loan term of one year and an annual interest rate of 5%. On December 14, 2024, MFH Cayman signed a supplementary agreement to the original loan agreement with Honor Star, agreeing to extend the maturity date of the original loan agreement by 12 months. As of December 31, 2024, MFH Cayman had received a total of $100,000 in interest payments from Honor Star as stipulated in the original loan agreement.
[2]	According to the loan agreement signed by our US subsidiary MFH Tech and Huangtong on January 18, 2024, and the two supplementary agreements signed on April 5, 2024 and April 30, 2024, MFH Tech borrowed 196,000 Filecoins (actually received) from Huangtong. These Filecoins are also utilized to meet the pledge requirements for expanding MFH Tech’s Filecoin mining nodes. The loan also carries an annual interest rate of 5%. Furthermore, MFH Tech has provided a mortgage deposit of $1,500,000 as collateral for the loans, which was paid to Huangtong in July 2024.